Shareholder Fees {- Fidelity Asset Manager 20%}	Nov. 29, 2021 USD ($)
09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 | Fidelity Asset Manager 20%
Shareholder Fees:
(fees paid directly from your investment)	none